Document and Entity Information	Jan. 24, 2022
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Entity Address, Region	GRAND CAYMAN
Amendment Flag	false
Entity Central Index Key	0001826991
Document Type	8-K
Document Period End Date	Jan. 24, 2022
Entity Registrant Name	TREPONT ACQUISITION CORP I
Entity Incorporation State Country Code	E9
Entity File Number	001-39745
Entity Address, Address Line One	Four Embarcadero Center
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	295-4488
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Ordinary Shares And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A ordinary shares and one-half of one Warrant
Trading Symbol	TACA.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TACA
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Ordinary Shares At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A ordinary shares at an exercise price of $11.50 per share
Trading Symbol	TACA.WS
Security Exchange Name	NYSE